Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	14,423,655
Amount of Registration Fee	$ 11,722.51
Carry Forward Form Type	S-3
Carry Forward File Number	333-266599
Carry Forward Initial Effective Date	Aug. 05, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,722.51
Offering Note
(1)
Represents 14,423,655 shares of Common Stock of the Company as to which awards previously have been granted under the Plan and such awards have not been exercised as of the date of this prospectus supplement. Pursuant to Rule 416(a) under the Securities Act, the amount to be registered also includes an indeterminate number of additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction that increases the number of the Company’s outstanding shares of Common Stock.

(2)
This prospectus supplement includes 14,423,655 unsold shares of common stock previously registered on a prospectus supplement dated August 21, 2014 and the prospectus dated May 16, 2014 accompanying Registration Statement No. 333-196060, subsequently registered on a prospectus supplement dated August 12, 2016 and the prospectus dated August 10, 2016 accompanying Registration Statement No. 333-213058, subsequently registered on a prospectus supplement dated August 1, 2019 and the prospectus dated August 1, 2019 accompanying Registration Statement No. 333-232952, subsequently registered on a prospectus supplement dated August 5, 2022 and the prospectus dated August 5, 2022 accompanying Registration Statement No. 333-266599. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid in connection with such unsold shares will continue to be applied to such unsold shares.